Additional Information of the Parent Company - Notes to Schedule I (Details)	Dec. 31, 2023
Condensed Balance Sheet Statements, Captions [Line Items]
Exchange rate used for translations of balances	7.0999
Parent company | Reportable legal entities
Condensed Balance Sheet Statements, Captions [Line Items]
Exchange rate used for translations of balances	7.0999